Condensed Consolidated Interim Statements of Operations - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 0	$ 0	$ 0	$ 0
Operating expenses:
Total operating expenses	0	1	2	2
Other income / (expense):
Net income / (loss) for the period, before taxes	0	(1)	(2)	(2)
Income tax expense / (benefit)	0	0	0	0
Net income / (loss)	0	(1)	(2)	(2)
Galaxy Digital Holdings, LP
Revenue	12,976,206	9,335,372	42,596,673	51,626,779	$ 119,825,847
Net gain / (loss) on digital assets	(18,223)	346,393	634,557	333,450	938,365
Net gain / (loss) on investments	(133,167)	63,018	258,791	97,827	(464,918)
Net gain / (loss) on derivatives trading	31,059	83,640	267,769	151,583	192,558
Revenues and gains / (losses) from operations	12,855,875	9,828,423	43,757,790	52,209,639	120,491,852
Operating expenses:
Transaction expenses	13,059,439	9,313,616	42,741,776	51,592,423	120,995,931
Compensation and benefits	56,953	61,071	265,591	219,256	216,201
General and administrative	86,575	19,685	279,297	58,351	148,770
Technology	9,887	6,492	30,510	20,107	14,918
Professional fees	20,772	13,629	51,076	38,051	28,223
Notes interest expense	14,071	6,976	30,804	27,285	37,029
Total operating expenses	13,247,697	9,421,469	43,399,054	51,955,473	121,441,072
Other income / (expense):
Unrealized gain / (loss) on notes payable – derivative	89,606	(9,713)	(31,727)	(9,603)	57,998
Other income / (expense), net	672	213	2,774	(135)	26,480
Total other income / (expense)	90,278	(9,500)	(28,953)	(9,738)	104,800
Net income / (loss) for the period, before taxes	(301,544)	397,454	329,783	244,428	(844,420)
Income tax expense / (benefit)	(6,112)	9,327	(16,939)	15,914	(28,291)
Net income / (loss)	$ (295,432)	$ 388,127	$ 346,722	$ 228,514	$ (816,129)